Condensed consolidated statement of changes in equity (Parenthetical) £ in Millions, $ in Millions	1 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 GBP (£)	Jun. 30, 2020 GBP (£)
Condensed consolidated statement of changes in equity
AT1 capital notes called | $	$ 2,000.0
AT1 capital notes issued | $	1,490.0
Fees on notes issued | $	$ 10.5
Gains on disposals of investments | £		£ 338
Income tax relating to completion of Alawwal bank merger | £		£ 48
Net gains in relation to an interim re-measurement of the Ulster Bank Republic of Ireland scheme | £			£ 90